Organization and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation
1. Organization and basis of presentation
Organization
Frequency Therapeutics, Inc., together with its wholly owned subsidiaries, Frequency Therapeutics, PTY, LTD, and Frequency Therapeutics Securities Corporation (the Company) headquartered in Lexington, Massachusetts, was incorporated in November 2014 as a Delaware corporation. The Company is a preclinical-stage regenerative medicine company focused on developing therapeutics to activate a person’s innate regenerative potential to restore function. On February 13, 2023, the Company announced a restructuring of the business which included the discontinuation of its hearing program and a downsizing of personnel by approximately 55%.
Liquidity and capital resources
The Company has funded its operations primarily with proceeds from private and public securities financings, a term loan, and amounts received under a collaboration agreement. The Company has incurred recurring losses since its inception. In addition, as of March 31, 2023, the Company had an accumulated deficit of $281,208. The Company expects to continue to generate operating losses for the foreseeable future. The future viability of the Company is dependent on its ability to raise additional capital to finance its operations. The Company’s inability to raise capital as and when needed could have a negative impact on its financial condition and ability to pursue its business strategies. There can be no assurances that additional funding will be available on terms acceptable to the Company, or at all. The Company believes that existing resources and the cost savings generated from the restructuring announced in February 2023 will be sufficient to fund planned operations for at least twelve months from the date the financial statements were available to be issued.
Basis of presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting standards set by the Financial Accounting Standards Board (FASB). The FASB sets generally accepted accounting principles (GAAP) that the Company follows to ensure its financial condition, results of operations, and cash flows are consistently reported. References to GAAP issued by the FASB in these notes to the consolidated financial statements are to the FASB Accounting Standards Codification (ASC).
Principles of consolidation
The consolidated financial statements include the accounts of Frequency Therapeutics, Inc. and its wholly owned subsidiaries Frequency Therapeutics Securities Corporation and Frequency Therapeutics PTY, LTD. All intercompany transactions and balances have been eliminated. The significant accounting policies used in preparation of these interim financial statements are consistent with those discussed in Note 2, “
Summary of significant accounting policies
,” in the Company’s Annual Report on Form
10-K
(the Company’s Form
10-K).
Unaudited interim financial information
The accompanying consolidated balance sheet as of March 31, 2023 and the consolidated statements of operations, the consolidated statements of comprehensive loss, the consolidated statements of stockholders’ equity and the consolidated statements of cash flows for the three months ended March 31, 2023 and 2022 are unaudited. The unaudited interim consolidated financial statements have been prepared on the same basis as the audited annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary for the fair statement of the Company’s financial position as of March 31, 2023, the results of its operations for the three months ended March 31, 2023 and 2022, and cash flows for the three months ended March 31, 2023 and 2022. The financial data and other information disclosed in these notes related to the three months ended March 31, 2023 and 2022 are also unaudited. The results for the three months ended March 31, 2023 are not necessarily indicative of results to be expected for the year ending December 31, 2023, any other interim periods, or any future year or period. The consolidated balance sheet as of December 31, 2022 included herein was derived from the audited consolidated financial statements as of that date.
These unaudited consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the notes thereto for the year ended December 31, 2022 included in the Company’s Form
10-K.

1. Organization
Frequency Therapeutics, Inc., together with its wholly owned subsidiaries, Frequency Therapeutics, PTY, LTD, Frequency Therapeutics Securities Corporation and Frequency Therapeutics Japan KK (Frequency Japan) (the Company), headquartered in Lexington, Massachusetts, was incorporated in November 2014 as a Delaware corporation. Frequency Japan was closed down in February 2021. The Company is a preclinical-stage regenerative medicine company focused on developing therapeutics to activate a person’s innate regenerative potential to restore function.
Liquidity and capital resources
The Company has funded its operations primarily with proceeds from private and public securities financings, a term loan, and amounts received under a collaboration agreement. The Company has incurred recurring losses since its inception. In addition, as of December 31, 2022, the Company had an accumulated deficit of $261,665. The Company expects to continue to generate operating losses for the foreseeable future. The future viability of the Company is dependent on its ability to raise additional capital to finance its operations. The Company’s inability to raise capital as and when needed could have a negative impact on its financial condition and ability to pursue its business strategies. There can be no assurances that additional funding will be available on terms acceptable to the Company, or at all. The Company believes that existing resources will be sufficient to fund planned operations for at least 12 months from the date the financial statements were available to be issued.